Estimates, Significant Accounting Policies and Balance Sheet Detail (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Tangible Asset Impairment Charges	$ 133	$ 110
ARO Underlying Asset	14	18
Impairment of Intangible Assets, Finite-lived		24
Asset Retirement Obligation, Legally Restricted Assets, Fair Value	13	6
Deferred Tax Liabilities, Gross	5,710	4,945
Long-term Debt, Fair Value	45,050	33,220
Impairment losses	826	205
Goodwill acquired	509	23
Goodwill	5,170	5,485	$ 5,871
Long-term Debt	43,802	36,968
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net	0
Midstream [Member]
Tangible Asset Impairment Charges	10
Impairment losses	(32)
Investment In ETP [Member]
Impairment losses	670	205
Goodwill acquired	428	0
Goodwill	3,897	5,428	7,642
NGL and refined products transportation and services [Member]
Impairment losses		(106)
Interstate Transportation and Storage [Member]
Impairment losses	(638)	(99)
Retail Marketing [Member]
Excise Taxes Collected	$ 3,480	$ 3,050	$ 2,460